Basis of Presentation (Details) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) vessel $ / shares
Business Acquisition [Line Items]
Increase in net loss, per outstanding limited partnership unit, basic, net of tax	$ 0.01	$ 0.02
Shuttle tanker segment
Business Acquisition [Line Items]
Property, plant and equipment, useful life		25 years
Shuttle tanker segment | Tangible Assets, Depreciation Period [Member]
Business Acquisition [Line Items]
Property, plant and equipment, useful life		20 years
Increase in net loss | $	$ 4.3	$ 8.5
Increase in net loss, per outstanding limited partnership unit, diluted, net of tax	$ 0.01	$ 0.02
Shuttle Tankers | Shuttle tanker segment | Tangible Assets, Depreciation Period [Member]
Business Acquisition [Line Items]
Number of vessels | vessel		21